Prepaid Stock Based Salaries and Consulting Fees (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2018	Aug. 31, 2017
February 28, 2019 [Member]
Recognized compensation expense			$ (740,000)
May 31, 2019 [Member]
Recognized compensation expense			(123,333)
Consulting Agreement [Member]
Recognized compensation expense		$ 61,667	370,002	$ 123,334
Class A Common Stock [Member] | Consulting Agreement [Member]
Unrecognized compensation costs to employees and non-employee	$ 863,333		$ 863,333
Agreement term	2 years